Other assets - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Assets [Line Items]
Advance payments	€ 1,672	€ 27,375
IDT Biologika GmbH (IDT)
Disclosure Of Other Assets [Line Items]
Advance payments		16,400
Dynavax
Disclosure Of Other Assets [Line Items]
Advance payments		€ 7,200